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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 06/30/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Empire Capital Management, LLC

Address: 1 Gorham Island, 2nd Floor
        Westport, CT 06880



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                    New York, NY                    8/8/05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

     COLUMN 1        COLUMN 2  COLUMN 3              COLUMN 4         COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------   --------  --------              --------   ------------------   ----------    --------    --------------------
                     TITLE                             VALUE    SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER     OF CLASS    CUSIP               (x$1000)   PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------   --------  --------              --------   -------  ---  ----   ----------    --------    ----   ------   ----
ANALOG DEVICES INC   COMMON    032654105              3544450      95000 N      X                     FINE      95000      0      0
AGERE SYSTEMS INC    COMMON    00845V308              3600000     300000 N      X                     FINE     300000      0      0
ATI TECHOLOGIES INC  OTC EQ    001941103              2073750     175000 N      X                     FINE     175000      0      0
BROADWING
  CORPORATION        OTC EQ    11161E101              8176310    1769764 N      X                     FINE    1769764      0      0
CYBERGUARD CORP      OTC EQ    231910100               353728      59500 N      X                     FINE      59500      0      0
CIENA CORP           OTC EQ    171779101              4389000    2100000 N      X                     FINE    2100000      0      0
CISCO SYSTEMS INC    OTC EQ    17275R102             12402000     650000 N      X                     FINE     650000      0      0
DIGITAL VIDEO
  SYSTEMS INC        OTC EQ    25387R506               466467     172128 N      X                     FINE     172128      0      0
EMC CORP-MASS        COMMON    268648102             16369740    1194000 N      X                     FINE    1194000      0      0
FIRST DATA CORP      COMMON    319963104             10235700     255000 N      X                     FINE     255000      0      0
FIRST AVENUE
  NETWORKS INC       OTC EQ    31865X106              9721800    1473000 N      X                     FINE    1473000      0      0
CORNING INC          COMMON    219350105              6232500     375000 N      X                     FINE     375000      0      0
IAC/INTERACTIVECORP  OTC EQ    44919P102              2402000     100000 N      X                     FINE     100000      0      0
INFORMATICA
  CORPORATION        OTC EQ    45666Q102              1211977     144455 N      X                     FINE     144455      0      0
JUNIPER NETWORKS     OTC EQ    48203R104              7554000     300000 N      X                     FINE     300000      0      0
KANA SOFTWARE INC    OTC EQ    483600300              4431915    2769947 N      X                     FINE    2769947      0      0
LANTRONIX INC        OTC EQ    516548104              9629371    7350665 N      X                     FINE    7350665      0      0
LUCENT
  TECHNOLOGIES INC   COMMON    549463107              8730000    3000000 N      X                     FINE    3000000      0      0
MICROCHIP
  TECHNOLOGY INC     OTC EQ    595017104              3672880     124000 N      X                     FINE     124000      0      0
MCAFEE INC           COMMON    579064106              5236000     200000 N      X                     FINE     200000      0      0
MONSTER
  WORLDWIDE INC      OTC EQ    611742107              2563992      89400 N      X                     FINE      89400      0      0
MOTOROLA INC         COMMON    620076109             14608000     800000 N      X                     FINE     800000      0      0
MOTIVE INC           OTC EQ    61980V107              3733680     376000 N      X                     FINE     376000      0      0
MICROSOFT CORP       OTC EQ    594918104             19375200     780000 N      X                     FINE     780000      0      0
MICRON
  TECHNOLOGY INC     COMMON    595112103              3624550     355000 N      X                     FINE     355000      0      0
NOKIA
  CORP-SPONSORED
  ADR                COMMON    654902204              5824000     350000 N      X                     FINE     350000      0      0
OPENWAVE SYS INC
  NEW                OTC EQ    683718308              1476000      90000 N      X                     FINE      90000      0      0
ORACLE SYSTEMS
  CORP               OTC EQ    68389X105             11880000     900000 N      X                     FINE     900000      0      0
POWERWAVE
  TECHNOLOGIES
  INC                OTC EQ    739363109              3122210     305500 N      X                     FINE     305500      0      0
SIGMATEL INC         OTC EQ    82661W107               171600      10000 N      X                     FINE      10000      0      0
SUMMUS INC           OTC EQ    866366305              6311013    1777750 N      X                     FINE    1777750      0      0
STATS CHPPAC LTD     OTC EQ    85771T104               886718     124539 N      X                     FINE     124539      0      0
SEAGATE
  TECHNOLOGY
  HOLDING            COMMON    G7945J104             10881000     620000 N      X                     FINE     620000      0      0
SYMANTEC CORP        OTC EQ    871503108             15326700     705000 N      X                     FINE     705000      0      0
TELLABS INC          OTC EQ    879664100              2914500     335000 N      X                     FINE     335000      0      0
VERISIGN INC         OTC EQ    92343E102             10066000     350000 N      X                     FINE     350000      0      0
WITNESS SYS INC      OTC EQ    977424100             12195524     668981 N      X                     FINE     668981      0      0
YAHOO INC            OTC EQ    984332106             20790000     600000 N      X                     FINE     600000      0      0
ZORAN CORP           OTC EQ    98975F101               664500      50000 N      X                     FINE      50000      0      0
                     AGGREGATE COLUMN TOTALS  $266,848,775.00